RECENT DEVELOPMENTS AND OTHER INFORMATION - Schedule of debt incurred (Details) R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 BRL (R$)		Feb. 16, 2024 BRL (R$)	Feb. 16, 2024 USD ($)
Cosan Corporate [member] | Senior Notes Due 2031 [Member] | Fixed interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jan. 26, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate		7.25%
Funding costs		R$ 20,408
Value		R$ 2,982,600
Maturity		06/27/2031
Cosan Corporate [member] | Loan 4131 | Fixed interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance	[1]	Feb. 16, 2024
Incidence of interest	[1]	Six-monthly
Borrowings, interest rate		6.60%	[1]	7.25%	7.25%
Funding costs	[1]
Value		R$ 2,982,600	[1]	R$ 2,982,600	$ 600,000
Maturity	[1]	06/27/2031
Cosan Corporate [member] | Debentures, 1 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jun. 28, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		CDI
Borrowings, adjustment to interest rate basis		100.00%
Funding costs		R$ 2,563
Value		R$ 725,000
Maturity		06/28/2029
Cosan Corporate [member] | Debentures, 2 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jun. 28, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		CDI
Borrowings, adjustment to interest rate basis		150.00%
Funding costs		R$ 2,706
Value		R$ 725,000
Maturity		06/28/2034
Cosan Corporate [member] | Debentures, 3 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Oct. 18, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		DI + spread
Borrowings, adjustment to interest rate basis		50.00%
Funding costs		R$ 5,554
Value		R$ 1,500,000
Maturity		01/08/2028
Cosan Corporate [member] | Debentures, 4 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Oct. 18, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		DI + spread
Borrowings, adjustment to interest rate basis		72.00%
Funding costs		R$ 1,891
Value		R$ 500,000
Maturity		01/08/2030
Cosan Corporate [member] | Debentures, 5 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Oct. 18, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		DI + spread
Borrowings, adjustment to interest rate basis		130.00%
Funding costs		R$ 1,922
Value		R$ 500,000
Maturity		01/08/2035
Compass [member] | Loan 4131 | Fixed interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Mar. 21, 2024
Incidence of interest		Yearly
Borrowings, interest rate		488.00%
Funding costs
Value		R$ 423,393
Maturity		03/31/2025
Compass [member] | Debentures, 1 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Feb. 29, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		DI + spread
Borrowings, adjustment to interest rate basis		80.00%
Funding costs		R$ 2,196
Value		R$ 1,500,000
Maturity		03/15/2029
Compass [member] | Debentures, 2 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Mar. 15, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		CDI
Borrowings, adjustment to interest rate basis		108.00%
Funding costs		R$ 5,173
Value		R$ 1,500,000
Maturity		03/15/2029
Compass [member] | Debentures, 3 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jul. 16, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		IPCA
Borrowings, adjustment to interest rate basis		638.00%
Funding costs		R$ 25,995
Value		R$ 750,000
Maturity		07/15/2034
Compass [member] | Debentures, 4 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jul. 16, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		IPCA
Borrowings, adjustment to interest rate basis		645.00%
Funding costs		R$ 35,733
Value		R$ 750,000
Maturity		07/15/2039
Compass [member] | Debentures, 5 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Oct. 10, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		CDI
Borrowings, adjustment to interest rate basis		120.00%
Funding costs		R$ 468
Value		R$ 235,000
Maturity		10/10/2025
Moove [member] | Export Prepayment | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jun. 14, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		SOFR-06
Borrowings, adjustment to interest rate basis		130.00%
Funding costs
Value		R$ 536,240
Maturity		06/14/2027
Moove [member] | Credit Note [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jun. 14, 2024
Incidence of interest		Yearly
Borrowings, interest rate basis		SOFR
Borrowings, adjustment to interest rate basis		130.00%
Funding costs
Value		R$ 269,456
Maturity		06/14/2027
Moove [member] | Working capital | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jun. 14, 2024
Incidence of interest		Quarterly
Borrowings, interest rate basis		SONIA
Borrowings, adjustment to interest rate basis		130.00%
Funding costs
Value		R$ 242,396
Maturity		06/01/2026
Rumo [member] | Debentures, 1 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Mar. 25, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		IPCA
Borrowings, adjustment to interest rate basis		579.00%
Funding costs		R$ 20,739
Value		R$ 532,243
Maturity		03/15/2034
Rumo [member] | Debentures, 2 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Mar. 25, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		IPCA
Borrowings, adjustment to interest rate basis		592.00%
Funding costs		R$ 36,552
Value		R$ 667,757
Maturity		03/15/2039
Rumo [member] | Debentures, 3 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jun. 26, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		IPCA
Borrowings, adjustment to interest rate basis		642.00%
Funding costs		R$ 20,869
Value		R$ 547,950
Maturity		06/26/2034
Rumo [member] | Debentures, 4 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Jun. 26, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		IPCA
Borrowings, adjustment to interest rate basis		653.00%
Funding costs		R$ 8,218
Value		R$ 156,050
Maturity		06/26/2039
Rumo [member] | Debentures, 5 [member] | Floating interest rate [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, Date of issuance		Aug. 29, 2024
Incidence of interest		Six-monthly
Borrowings, interest rate basis		IPCA
Borrowings, adjustment to interest rate basis		605.00%
Funding costs		R$ 31,837
Value		R$ 800,000
Maturity		08/29/2036

[1]	Debt offset with assets in the balance sheet, see note 5.4 (e)